OTHER ACCOUNTS PAYABLE AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS PAYABLE AND ACCRUALS [Abstract]
Schedule of Other Accounts Payable and Accruals
	December 31,
	2013	2012

Employees' salaries and payroll accruals	$928	$328
Accrued expenses and other	104	184

	$1,032	$512